Cover	Jul. 12, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends the Current Report on Form 8-K previously filed by Orchestra BioMed Holdings, Inc. on July 12, 2023 (the "Original 8-K") to correct the investor presentation filed as Exhibit 99.1 (the "Investor Presentation"). The revised Investor Presentation is attached hereto as Exhibit 99.1 and supersedes Exhibit 99.1 to the Original 8-K in its entirety. No other changes to the Original 8-K have been made.
Document Period End Date	Jul. 12, 2023
Entity File Number	001-39421
Entity Registrant Name	ORCHESTRA BIOMED HOLDINGS, INC.
Entity Central Index Key	0001814114
Entity Tax Identification Number	92-2038755
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	150 Union Square Drive
Entity Address, City or Town	New Hope
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18938
City Area Code	215
Local Phone Number	862-5797
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	OBIO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false